UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23577

2nd Vote Funds
(Exact name of registrant as specified in charter)

462 Sandcastle Rd.

Franklin, TN 37069
(Address of principal executive offices) (Zip code)

Corporation Service Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

(615) 240-7500

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2022

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)

2nd Vote Funds

Semi-Annual Report
December 31, 2021

2ndVote Life Neutral Plus ETF
Cboe: LYFE

2ndVote Society Defended ETF
Cboe: EGIS

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online. Each time a report is posted on the Funds’ website you will be provided with a link to access the report online, either by mail (hard copy notice) or by email, if you have already signed up for electronic delivery of shareholder reports.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies by visiting www.2ndvotefunds.com or by calling 1-877-223-8699. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Funds held if you invest directly with the Funds.

Additionally, If you have not yet signed up for electronic delivery of shareholder reports and other fund communications, you may do so by contacting your financial intermediary or, if you are a direct investor, by visiting www.2ndvotefunds.com or calling 1-877-223-8699.

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

2nd Vote Funds Table of Contents December 31, 2021

i

2nd Vote Funds Growth of $10,000 Investment December 31, 2021 (Unaudited)

2ndVote Life Neutral Plus ETF Growth of $10,000

$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$13,548
$13,541
$13,419
$13,315
11/17/2020
11/30/2020
12/31/2020
01/31/2021
02/28/2021
03/31/2021
04/30/2021
05/31/2021
06/30/2021
07/31/2021
08/31/2021
09/30/2021
10/31/2021
11/30/2021
12/31/2021
2ndVote Life Neutral Plus ETF (NAV)
2ndVote Life Neutral Plus ETF (Market)
S&P 500 Index
Russell 1000 Index

The chart illustrates the performance of a hypothetical $10,000 investment made on November 17, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

Cumulative Returns Period Ended December 31, 2021	1 Year Return	Since Inception (11/17/2020)	Value of $10,000 (12/31/2021)
2ndVote Life Neutral Plus ETF (NAV)	29.36%	35.41%	$13,541
2ndVote Life Neutral Plus ETF (Market)	29.42%	35.48%	$13,548
Russell 1000 Index	26.45%	33.15%	$13,315
S&P 500 Total Return Index	28.71%	34.19%	$13,419

Effective beginning with the semi-annual period ended December 31, 2021, the primary broad-based securities market index to which the Fund will compare its performance will be the Russell 1000 Index. The Russell 1000 Index is an unmanaged, market capitalization-weighted index comprised of the 1000 largest U.S. companies. The Fund made this change to more closely align the primary broad-based securities market index with the market capitalization of the companies in which the Fund invests.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends.

Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-877-223-6899.

2nd Vote Funds Growth of $10,000 Investment (continued) December 31, 2021 (Unaudited)

2ndVote Society Defended ETF Growth of $10,000

$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
11/17/2020
11/30/2020
12/31/2020
01/31/2021
02/28/2021
03/31/2021
04/30/2021
05/31/2021
06/30/2021
07/31/2021
08/31/2021
09/30/2021
10/31/2021
11/30/2021
12/31/2021
$14,103
$14,101
$13,419
$13,315
2ndVote Society Defended ETF (NAV)
2ndVote Society Defended ETF (Market)
S&P 500 Index
Russell 1000 Index

The chart illustrates the performance of a hypothetical $10,000 investment made on November 17, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The Index Returns do not reflect fees or expenses and are not available for direct investment.

Cumulative Returns Period Ended December 31, 2021	1 Year Return	Since Inception (11/17/2020)	Value of $10,000 (12/31/2021)
2ndVote Society Defended ETF (NAV)	30.79%	41.03%	$14,103
2ndVote Society Defended ETF (Market)	30.81%	41.01%	$14,101
Russell 1000 Index	26.45%	33.15%	$13,315
S&P 500 Total Return Index	28.71%	34.19%	$13,419

Effective beginning with the semi-annual period ended December 31, 2021, the primary broad-based securities market index to which the Fund will compare its performance will be the Russell 1000 Index. The Russell 1000 Index is an unmanaged, market capitalization-weighted index comprised of the 1000 largest U.S. companies. The Fund made this change to more closely align the primary broad-based securities market index with the market capitalization of the companies in which the Fund invests.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends.

Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-877-223-6899.

2nd Vote Funds Expense Example Period Ended December 31, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 for the period of time as indicated in the table below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Fund Name	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period^	Annualized Expense Ratio During the Period July 1, 2021 to December 31, 2021
LYFE
Actual	1,000.00	1,112.50	3.99	0.75%
Hypothetical (5% annual)	1,000.00	1,021.42	3.82	0.75%

EGIS
Actual	1,000.00	1,087.20	3.95	0.75%
Hypothetical (5% annual)	1,000.00	1,021.42	3.82	0.75%

____________

^       The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 184/365 (to reflect the period from July 1, 2021 to December 31, 2021).

2nd Vote Funds

2ndVote Life Neutral Plus ETF

Top Ten Holdings as of December 31, 2021* (Unaudited)

	Security	% of Total Investments
1	Lam Research Corp.	4.92%
2	Home Depot, Inc.	4.63%
3	ServiceNow, Inc.	4.62%
4	Fortinet, Inc.	4.38%
5	Chipotle Mexican Grill, Inc.	3.53%
6	Regeneron Pharmaceuticals, Inc.	3.52%
7	O’Reilly Automotive, Inc.	3.42%
8	CVS Health Corp.	3.41%
9	Lincoln National Corp.	3.37%
10	Arista Networks, Inc.	3.07%

Top Ten Holdings = 38.87% of Total Investments

____________

*      Current Fund holdings may not be indicative of future Fund holdings.

2nd Vote Funds

2ndVote Society Defended ETF

Top Ten Holdings as of December 31, 2021* (Unaudited)

	Security	% of Total Investments
1	Costco Wholesale Corp.	4.74%
2	O’Reilly Automative, Inc.	4.30%
3	Goldman Sachs Group, Inc.	3.93%
4	ServiceNow, Inc.	3.84%
5	Texas Instruments, Inc.	3.75%
6	Fortinet, Inc.	3.70%
7	Honeywell International, Inc.	3.68%
8	Lam Research Corp.	3.24%
9	Regeneron Pharmaceuticals, Inc.	3.09%
10	Adobe, Inc.	2.96%

Top Ten Holdings = 37.23% of Total Investments

____________

*      Current Fund holdings may not be indicative of future Fund holdings.

2ndVote Life Neutral Plus ETF Schedule of Investments December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.1%
Ireland — 2.4%
Health Care Equipment & Supplies — 2.4%
Medtronic PLC	4,358	$450,835
United States — 95.7%
Aerospace & Defense — 1.8%
Raytheon Technologies Corp.	3,946	339,593
Air Freight & Logistics — 2.6%
FedEx Corp.	1,884	487,278
Auto Components — 1.7%
BorgWarner, Inc.	7,064	318,374
Biotechnology — 6.2%
Gilead Sciences, Inc.	6,757	490,626
Regeneron Pharmaceuticals, Inc.(a)	1,036	654,255
		1,144,881
Capital Markets — 4.0%
Bank of New York Mellon Corp.	6,712	389,833
BlackRock, Inc.	386	353,406
		743,239
Communications Equipment — 6.0%
Arista Networks, Inc.(a)	3,968	570,400
Lumentum Holdings, Inc.(a)	5,085	537,840
		1,108,240
Consumer Finance — 2.2%
Discover Financial Services	3,543	409,429
Electronic Equipment, Instruments & Components — 6.7%
Amphenol Corp. — Class A	4,356	380,976
II-VI, Inc.(a)	7,507	512,953
Littelfuse, Inc.	1,101	346,463
		1,240,392
Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	6,358	425,795
Food Products — 2.1%
Hormel Foods Corp.	8,118	396,240
Health Care Providers & Services — 6.1%
CVS Health Corp.	6,141	633,506
UnitedHealth Group, Inc.	982	493,101
		1,126,607
Hotels, Restaurants & Leisure — 3.5%
Chipotle Mexican Grill, Inc.(a)	376	657,342
	Shares	Value
COMMON STOCKS (continued)
Household Durables — 3.3%
iRobot Corp.(a)	3,784	$249,290
PulteGroup, Inc.	6,227	355,935
		605,225
Household Products — 1.5%
Kimberly-Clark Corp.	1,917	273,978
Industrial Conglomerates — 2.3%
Honeywell International, Inc.	2,024	422,024
Insurance — 3.4%
Lincoln National Corp.	9,176	626,354
Media — 4.0%
Charter Communications, Inc. — Class A(a)	419	273,176
Interpublic Group of Cos.	12,694	475,390
		748,566
Metals & Mining — 2.8%
Steel Dynamics, Inc.	8,306	515,553
Oil, Gas & Consumable Fuels — 4.0%
Diamondback Energy, Inc.	4,577	493,629
Phillips 66	3,301	239,191
		732,820
Professional Services — 2.5%
Jacobs Engineering Group, Inc.	3,284	457,231
Real Estate Investment Trusts (REITs) — 4.7%
Equinix, Inc.	543	459,291
Public Storage	1,092	409,020
		868,311
Semiconductors & Semiconductor Equipment — 4.9%
Lam Research Corp.	1,272	914,759
Software — 9.0%
Fortinet, Inc.(a)	2,268	815,119
ServiceNow, Inc.(a)	1,325	860,071
		1,675,190
Specialty Retail — 8.1%
Home Depot, Inc.	2,074	860,731
O’Reilly Automotive, Inc.(a)	902	637,019
		1,497,750
Total United States		17,735,171
TOTAL COMMON STOCKS (Cost $15,680,882)		18,186,006

See accompanying Notes to Financial Statements.

2ndVote Life Neutral Plus ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
First American Government Obligations Fund — Class X, 0.03%(b)	414,177	$414,177
TOTAL SHORT-TERM INVESTMENTS (Cost $414,177)		414,177

Total Investments (Cost $16,095,059) — 100.3%		18,600,183
Liabilities in Excess of Other Assets — (0.3)%		(56,556)
TOTAL NET ASSETS — 100.0%		$18,543,627

____________

Percentages are stated as a percent of net assets.

(a)    Non-income producing security.

(b)    The rate quote is the annualized seven-day yield at December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). GICS categories were used in the preparation of the Schedule of Investments.

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF Schedule of Investments December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.5%
Ireland — 1.4%
Health Care Equipment & Supplies — 1.4%
Medtronic PLC	3,629	$375,420
Netherlands — 1.6%
Chemicals — 1.6%
LyondellBasell Industries NV — Class A	4,651	428,962
Switzerland — 1.9%
Insurance — 1.9%
Chubb, Ltd.	2,576	497,967
United States — 94.6%
Aerospace & Defense — 3.7%
L3Harris Technologies, Inc.	2,239	477,444
Raytheon Technologies Corp.	5,890	506,894
		984,338
Biotechnology — 6.0%
AbbVie, Inc.	5,799	785,185
Regeneron Pharmaceuticals, Inc.(a)	1,337	844,342
		1,629,527
Capital Markets — 8.9%
Bank of New York Mellon Corp.	9,858	572,553
BlackRock, Inc.	840	769,070
Goldman Sachs Group, Inc.	2,801	1,071,522
		2,413,145
Electronic Equipment, Instruments & Components — 4.8%
II-VI, Inc.(a)	10,597	724,093
Zebra Technologies Corp. — Class A(a)	976	580,915
		1,305,008
Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	2,278	1,293,221
Health Care Equipment & Supplies — 1.9%
Stryker Corp.	1,899	507,830
Health Care Providers & Services — 4.6%
CVS Health Corp.	5,768	595,027
UnitedHealth Group, Inc.	1,256	630,688
		1,225,715
Hotels, Restaurants & Leisure — 2.7%
Chipotle Mexican Grill, Inc.(a)	420	734,265
Household Durables — 2.9%
iRobot Corp.(a)	4,283	282,164
PulteGroup, Inc.	8,774	501,522
		783,686
	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates — 3.7%
Honeywell International, Inc.	4,815	$1,003,976
Machinery — 3.7%
Caterpillar, Inc.	2,203	455,448
Xylem Inc/NY	4,462	535,083
		990,531
Media — 5.3%
Discovery, Inc. — Class C(a)	27,633	632,796
Fox Corp. — Class A	21,669	799,586
		1,432,382
Metals & Mining — 1.5%
Steel Dynamics, Inc.	6,559	407,117
Multi-Utilities — 2.0%
Dominion Energy, Inc.	6,997	549,684
Oil, Gas & Consumable Fuels — 5.0%
Diamondback Energy, Inc.	6,557	707,172
EOG Resources, Inc.	7,141	634,335
		1,341,507
Real Estate Investment Trusts (REITs) — 3.1%
Equinix, Inc.	468	395,853
Regency Centers Corp.	5,966	449,538
		845,391
Semiconductors & Semiconductor Equipment — 7.1%
Lam Research Corp.	1,228	883,116
Texas Instruments, Inc.	5,425	1,022,450
		1,905,566
Software — 13.5%
Adobe, Inc.(a)	1,427	809,195
Fortinet, Inc.(a)	2,807	1,008,836
Oracle Corp.	9,014	786,111
ServiceNow, Inc.(a)	1,613	1,047,014
		3,651,156
Specialty Retail — 7.6%
AutoNation, Inc.(a)	4,535	529,915
Best Buy Co., Inc.	3,421	347,574
O’Reilly Automotive, Inc.(a)	1,663	1,174,460
		2,051,949
Tobacco — 1.8%
Philip Morris International, Inc.	5,223	496,185
Total United States		25,552,179
TOTAL COMMON STOCKS (Cost $24,289,652)		26,854,528

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF Schedule of Investments (continued) December 31, 2021 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund — Class X, 0.03%(b)	438,922	$438,922
TOTAL SHORT-TERM INVESTMENTS (Cost $438,922)		438,922

Total Investments (Cost $24,728,574) — 101.1%		27,293,450
Liabilities in Excess of Other Assets — (1.1)%		(295,237)
TOTAL NET ASSETS — 100.0%		$26,998,213

____________

Percentages are stated as a percent of net assets.

(a)    Non-income producing security.

(b)    The rate quote is the annualized seven-day yield at December 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). GICS categories were used in the preparation of the Schedule of Investments.

See accompanying Notes to Financial Statements.

2nd Vote Funds Statements of Assets and Liabilities As of December 31, 2021 (Unaudited)
	2ndVote Life Neutral Plus ETF	2ndVote Society Defended ETF
ASSETS
Investments in securities, at value (Identified Cost of investments in securities of $16,095,059 and $24,728,574, respectively)	$18,600,183	$27,293,450
Receivables:
Dividends and interest receivable	11,084	22,755
Total Assets	18,611,267	27,316,205

LIABILITIES
Payables:
Management fees payable	11,102	16,402
Distribution payable	56,538	301,590
Total Liabilities	67,640	317,992
Net Assets	$18,543,627	$26,998,213

NET ASSETS CONSIST OF:
Paid-in capital	$16,087,838	$24,452,005
Total distibutable earnings	2,455,789	2,546,208
Net Assets	$18,543,627	$26,998,213

Shares outstanding^	550,000	775,000
Net asset value, offering and redemption price per share	$33.72	$34.84

____________

^       No par value, unlimited number of shares authorized

See accompanying Notes to Financial Statements.

2nd Vote Funds Statements of Operations For the period ended December 31, 2021 (Unaudited)
	2ndVote Life Neutral Plus ETF	2ndVote Society Defended ETF
INVESTMENT INCOME
Income:
Dividends	$98,690	$165,039
Interest	43	58
Total Investment Income	$98,733	$165,097
Expenses:
Management fees	58,408	83,407
Total Expenses	58,408	83,407
Net Investment Income	40,325	81,690

REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(59,007)	113,063
Net Realized Gain (Loss) on Investments	(59,007)	113,063
Net Change in Unrealized Appreciation/Depreciation of:
Investments	1,721,001	1,525,268
Net Change in Unrealized Appreciation/Depreciation of Investments	1,721,001	1,525,268
Net Realized and Unrealized Gain on Investments	1,661,994	1,638,331
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,702,319	$1,720,021

See accompanying Notes to Financial Statements.

2ndVote Life Neutral Plus ETF Statement of Changes in Net Assets
	Period Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021[1]
OPERATIONS
Net investment income	$40,325	$18,813
Net realized gain (loss) on investments	(59,007)	9,685
Net change in unrealized appreciation of investments	1,721,001	784,155
Net increase in net assets resulting from operations	1,702,319	812,653

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(56,539)	(2,644)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,978,658	12,109,180
Net increase in net assets derived from capital share transactions	3,978,658	12,109,180

Net increase in net assets	5,624,438	12,919,189

NET ASSETS
Beginning of period	12,919,189	—
End of period	$18,543,627	$12,919,189

Change in shares outstanding:

	Period Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021[1]
	Shares	Shares
Shares sold	125,000	425,000
Shares redeemed	—	—
	125,000	425,000
Beginning Shares	425,000	—
Ending Shares	550,000	425,000

____________

1             For the initial period from November 17, 2020 (commencement of operations) to June 30, 2021.

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF Statement of Changes in Net Assets
	Period Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021[1]
OPERATIONS
Net investment income	$81,690	$25,590
Net realized gain on investments	113,063	64,875
Net change in unrealized appreciation of investments	1,525,268	1,039,609
Net increase in net assets resulting from operations	1,720,021	1,130,074

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(301,291)	(2,596)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,570,280	15,881,725
Net increase in net assets derived from capital share transactions	8,570,280	15,881,725

Net increase in net assets	9,989,010	17,009,203

NET ASSETS
Beginning of period	17,009,203	—
End of period	$26,998,213	$17,009,203

Change in shares outstanding:

	Period Ended December 31, 2021 (Unaudited)	Period Ended June 30, 2021[1]
	Shares	Shares
Shares sold	250,000	525,000
Shares redeemed	—	—
	250,000	525,000
Beginning Shares	525,000	—
Ending Shares	775,000	525,000

____________

1             For the initial period from November 17, 2020 (commencement of operations) to June 30, 2021.

See accompanying Notes to Financial Statements.

2ndVote Life Neutral Plus ETF Financial Highlights For a capital share outstanding throughout the period
	Period Ended December 31, 2021[1] (Unaudited)	Period Ended June 30, 2021[1]
Net Asset Value, Beginning of Period	$30.40	$25.00
Income from Investment Operations:
Net investment income[2]	0.08	0.11
Net realized and unrealized gain on investments	3.34	5.32
Total from investment operations	3.42	5.43
Less Distributions:
Distributions from net investment income	(0.08)	(0.03)
Net realized gains	(0.02)	—
Total distributions	(0.10)	(0.03)
Net asset value, end of period	33.72	30.40
Total Return	11.25%[3]	21.72%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$18,544	$12,919

Ratio of expenses to average net assets:
Expenses to average net assets	0.75%[4]	0.75%[4]
Net Investment income to average net assets	0.52%[4]	0.60%[4]
Portfolio turnover rate[5]	13%[3]	7%[3]

____________

1             Commencement of operations on November 17, 2020.

2             Calculated based on average shares outstanding during the period.

3             Not annualized.

4             Annualized.

5             Excludes in-kind transactions associated with creations and redemptions of the Fund.

See accompanying Notes to Financial Statements.

2ndVote Society Defended ETF Financial Highlights For a capital share outstanding throughout the period
	Period Ended December 31, 2021[1] (Unaudited)	Period Ended June 30, 2021[1]
Net Asset Value, Beginning of Period	$32.40	$25.00
Income from Investment Operations:
Net investment income[2]	0.13	0.14
Net realized and unrealized gain on investments	2.70	7.29
Total from investment operations	2.83	7.43
Less Distributions:
Distributions from net investment income	(0.14)	(0.03)
Net realized gains	(0.25)	—
Total distributions	(0.39)	(0.03)
Net asset value, end of period	34.84	32.40
Total Return	8.72%[3]	29.72%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$26,998	$17,009

Ratio of expenses to average net assets:
Expenses to average net assets	0.75%[4]	0.75%[4]
Net Investment income to average net assets	0.73%[4]	0.74%[4]
Portfolio turnover rate[5]	15%[3]	11%[3]

____________

1             Commencement of operations on November 17, 2020.

2             Calculated based on average shares outstanding during the period.

3             Not annualized.

4             Annualized.

5             Excludes in-kind transactions associated with creations and redemptions of the Fund.

See accompanying Notes to Financial Statements.

2nd Vote Funds Notes to Financial Statements December 31, 2021 (Unaudited)

NOTE 1 — ORGANIZATION

The 2ndVote Life Neutral Plus ETF and 2ndVote Society Defended ETF (each a “Fund” and together the “Funds”) are each a series of beneficial interest of 2nd Vote Funds (“Trust”), a Delaware statutory trust organized on April 14, 2020. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report:

Name	Ticker	Commencement of Operations
2ndVote Life Neutral Plus ETF	LYFE	November 17, 2020
2ndVote Society Defended ETF	EGIS	November 17, 2020

The investment objective of each of the Funds is to seek to generate long term total return. The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statements of Changes in Net Assets.

Costs incurred by the Funds in connection with the organization, registration, and the initial public offering of Shares were paid by 2nd Vote Advisers, LLC (“Adviser” or “2VA”), the Funds’ Investment Adviser.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A.      Fair Value Measurement.    Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

LYFE^

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,186,006	$—	$—	$18,186,006
Short-Term Investments	414,177	—	—	414,177
Total Investments in Securities	$18,600,183	$—	$—	$18,600,183

____________

^       For further information regarding security characteristics, see the Schedule of Investments.

EGIS^

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,854,528	$—	$—	$26,854,528
Short-Term Investments	438,922	—	—	438,922
Total Investments in Securities	$27,293,450	$—	$—	$27,293,450

____________

^       For further information regarding security characteristics, see the Schedule of Investments.

B.      Federal Income Taxes.    The Funds each intend to be taxed as a “regulated investment company” (“RIC”) and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RIC. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to RIC, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

As of June 30, 2021, management has reviewed the tax positions for open periods (for Federal purposes, four years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements.

C.      Security Transactions and Investment Income.    Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.      Distributions to Shareholders.    Distributions to shareholders from net investment income are declared and paid for the Fund on an annual basis. Net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.       Use of Estimates.    The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.       Share Valuation.    The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

G.      Guarantees and Indemnifications.    In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 — PRINCIPAL INVESTMENT RISKS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Scoring and Data Risk.    The composition of the Funds’ portfolios is heavily dependent on a proprietary scoring system licensed by 2VA from 2nd Vote Research (“2VR Scoring Methodology”) as well as information and data supplied by third parties (“Scoring and Data”). When the Scoring and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Funds’ portfolios that would have been excluded or included had the Scoring and Data been correct and complete. If the composition of the Scoring and Data reflects such errors, the Funds’ portfolios can be expected to reflect the errors, too.

Social Criteria Risk.    Because the Funds evaluate social criteria to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to Funds that do not use these factors. The securities of companies that score favorably under 2VR Scoring Methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Funds may underperform Funds that do not screen or score companies based on social criteria or Funds that use a different social criteria methodology. In addition, the Funds’ assessment of a company, based on the company’s 2VR score, may differ from that of other Funds or an investor. As a result, the companies deemed eligible for inclusion in the Funds’ portfolios may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable social criteria characteristics if different metrics were used to evaluate them.

Equity Securities Risk.    Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Funds’ portfolios are comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)
NOTE 3 — PRINCIPAL INVESTMENT RISKS (continued)

Infectious Illness Risk.    An outbreak of an infectious respiratory illness, COVID-19, caused by a coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Funds and its investments and could impact the Funds’ ability to purchase or sell securities or cause increased premiums or discounts to the Funds’ NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Market Risk.    The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Funds and its investments.

ETF Risks.    The Funds are ETF’s, and, as a result of an ETF’s structure, they are exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares.    Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Flash Crash Risk.    Sharp price declines in securities owned by the Funds may trigger trading halts, which may result in the Funds’ shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Funds itself to halt trading. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV or investors might not even be able to transact in Shares if the Funds halts trading.

Large Shareholder Risk.    From time to time, an Authorized Participant, a third-party investor, the Adviser, the Sub-Adviser, or an affiliate of the Adviser or Sub-Adviser, or a fund may invest in the Funds and hold its investment for a specific period of time to allow the Funds to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Funds would be maintained at such levels, which could negatively impact the Funds.

Shares May Trade at Prices Other Than NAV. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Trading. Although Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

Large-Capitalization Companies Risk.    Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better — or worse — than the stock market in general. These periods have, in the past, lasted for as long as several years.

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)
NOTE 3 — PRINCIPAL INVESTMENT RISKS (continued)

Mid-Capitalization Companies Risk.    Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Sector Risk.    To the extent the Funds invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Funds may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Funds could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary.    Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Health Care Sector Risk.    Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Information Technology Sector Risk.    The Funds are subject to risks faced by companies in the technology industry. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition both domestically and internationally, including competition from competitors with lower production costs, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

NOTE 4 — INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board of Trustees and the officers of the Trust. Under the Advisory Agreement, the Adviser agrees to pay all expenses incurred by the Funds (except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act). For services provided to the Funds, the Funds pay the Adviser 0.75% at an annual rate based on the Funds’ average daily net assets.

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)
NOTE 4 — INVESTMENT ADVISORY AND OTHER AGREEMENTS (continued)

Laffer Tengler Investments, Inc. serves as the Sub-Adviser (the “Sub-Adviser”) to the Funds. The Sub-Adviser has overall responsibility for selecting and continuously monitoring the Funds’ investments. The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Fees for these services are paid by the Adviser.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Under the terms of these agreements, the Adviser pays the Funds’ accounting, administrative, custody, and transfer agency fees.

Foreside Financial Services, LLC (“Distributor”), serves as the Funds’ distributor pursuant to a distribution agreement. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Foreside Fund Officers Services, LLC provides the Funds with a Chief Compliance Officer and the Treasurer and Principal Financial Officer. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

A Trustee and certain officers of the Trust are also employees/officers of the Adviser or affiliated with the Distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the Funds’ distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed on September 30, 2021.

NOTE 5 — DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Funds, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s daily average net assets. For the period ended December 31, 2021, the Funds did not incur any 12b-1 expenses.

NOTE 6 — PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended December 31, 2021 were as follows:

	Purchases	Sales
LYFE	$5,793,807	$1,978,244
EGIS	$11,998,366	$3,471,975

Creations and redemptions in-kind for the period ended December 31, 2021 were as follows:

	Creations In-Kind	Redemptions In-Kind
LYFE	$3,888,106	$—
EGIS	$8,349,702	$—

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)
NOTE 6 — PURCHASES AND SALES OF SECURITIES (continued)

Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ taxable gains and are not distributed to shareholders. For the period ended December 31, 2021, there were no capital gains or losses resulting from in-kind redemptions.

There were no purchases or sales of U.S. Government obligations for the period ended December 31, 2021.

NOTE 7 — FEDERAL INCOME TAXES

At June 30, 2021, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	2ndVote Life Neutral Plus ETF	2ndVote Society Defended ETF
Federal Tax Cost of Investments	$12,136,481	$15,943,313
Gross Unrealized Appreciation	$999,959	$1,229,503
Gross Unrealized Depreciation	(218,054)	(197,825)

Net Unrealized Appreciation (Depreciation)	781,905	1,031,678
Undistributed Ordinary Income	24,442	95,800
Undistributed Long-Term Gain	3,662	—
Other Accumulated Gain (Loss)	—	—
Total Distributable Earnings/(Accumulated Losses)	$810,009	$1,127,478

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

A RIC may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended June 30, 2021, the Funds did not defer any such losses.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2021, there were no such reclassifications.

The tax character of distributions paid during the period ended June 30, 2021 were as follows:

	Period Ended June 30, 2021
	From Ordinary Income	From Capital Gains
LYFE	$2,644	$—
EGIS	2,596	—

2nd Vote Funds Notes to Financial Statements (continued) December 31, 2021 (Unaudited)

NOTE 8 — NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

NOTE 9 — REGULATORY UPDATES

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 10 — SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements other than as disclosed.

2nd Vote Funds Statement Regarding Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended (“1940 Act”), the Funds have adopted and implemented a Liquidity Risk Management Program (the “Program”). The Program addresses the Liquidity Rule’s requirements for the periodic assessment and management of the Funds’ liquidity risk and compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. The 2nd Vote Funds Liquidity Risk Management Program Administrator (“Administrator”) has been designated to administer the Program. The Administrator consists of certain Trust officers and representatives from the Adviser.

At its August 19, 2021 meeting, the Board of Trustees (“Board”) reviewed a written report (the “Report”) prepared by the Administrator addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, as required under the Liquidity Rule, for the period from the inception of the Program on November 17, 2020 through June 30, 2021 (the “Reporting Period”). Among other things, the Report summarized the Administrator’s annual liquidity risk assessment, testing for In-Kind ETF status and monitoring for compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. Further, the Report noted that the Program complied with key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, including reviewing the Funds’ investment strategies and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents as well as borrowing arrangements and other funding sources; the relationship between each Fund’s portfolio liquidity and the way in which, and the price and spreads at which, each Fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.

The Report concluded that, during the Reporting Period: (1) there were no material changes to the Program; (2) there were no significant liquidity events impacting any Fund; and (3) that it is the Administrator’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule.

2nd Vote Funds Supplementary Information December 31, 2021 (Unaudited)

NOTE 1 — Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.2ndvotefunds.com.

NOTE 2 — Federal Tax Information

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
LYFE	100.00%
EGIS	47.62%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2021 was as follows:

Fund Name	Qualified Dividend Income
LYFE	100.00%
EGIS	39.70%

NOTE 3 — Information About Portfolio Holdings

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.2ndvotefunds.com daily.

NOTE 4 — Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 877-223-8699, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.2ndvotefunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 877-223-8699 or by accessing the SEC’s website at www.sec.gov.

Carefully consider each Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in each Fund’s prospectus, which may be obtained by calling 877-223-8699 or by visiting www.2ndvotefunds.com. Read the prospectus carefully before investing.

Adviser

2ndVote Advisers, LLC

462 Sandcastle Rd.

Franklin, Tennessee 37069

Sub-Adviser

Laffer Tengler Investments, Inc

103 Murphy Court

Nashville, Tennessee 37203

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services

615 East Michigan Street, Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	2nd Vote Funds

By (Signature and Title)*	/s/ Daniel Grant
Daniel Grant, President

Date	March 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel Grant
Daniel Grant, President

Date	March 4, 2022

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Treasurer and Principal Financial Officer

Date	March 4, 2022